Investment (Identified intangible assets acquired, "Home Inns") (Details) (Home Inns [Member], CNY)	12 Months Ended
	Dec. 31, 2009	May 21, 2009
Acquired intangible assets [Line Items]
Fair value		304,332,935
Trademark [Member]
Acquired intangible assets [Line Items]
Fair value		255,435,317
Acquired intangible asset useful life	Indefinite
Franchised relationships [Member]
Acquired intangible assets [Line Items]
Fair value		25,543,532
Acquired intangible asset useful life	8 years
Customer list [Member]
Acquired intangible assets [Line Items]
Fair value		1,459,630
Acquired intangible asset useful life	5 years
Leasehold interest [Member]
Acquired intangible assets [Line Items]
Fair value		21,894,456
Acquired intangible asset useful life	11 years